Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total income before taxes	$ (157,194)	$ (1,073,989)	$ 135,843
Drilling Segment
Domestic income / (loss) (Republic of the Marshall Islands)		90,181	(161,913)
Foreign income		42,277	499,539
Total income before taxes		$ 132,458	$ 337,626